ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2018
ACCUMULATED LOSSES [Abstract]
ACCUMULATED LOSSES

16.	ACCUMULATED LOSSES

	2018 US$000	2017 US$000

Balance at July 1	(21,076)	(15,121)
Net loss for the year attributable to members of Paringa Resources Limited	(7,115)	(5,955)
Balance at June 30	(28,191)	(21,076)